Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020 ShareBasedCompensationPlan
Significant accounting policies
Payment terms in contracts with customers	100 days
Number of global equity-settled share-based compensation plans	3
Lessor lease contract term	10 years
Minimum
Significant accounting policies
Intangible assets, useful lives	3 years
Maximum
Significant accounting policies
Intangible assets, useful lives	10 years
Buildings and constructions | Minimum
Significant accounting policies
Property, plant and equipment, useful lives	20 years
Buildings and constructions | Maximum
Significant accounting policies
Property, plant and equipment, useful lives	33 years
Light buildings and constructions | Minimum
Significant accounting policies
Property, plant and equipment, useful lives	3 years
Light buildings and constructions | Maximum
Significant accounting policies
Property, plant and equipment, useful lives	20 years
Production machinery, measuring and test equipment | Minimum
Significant accounting policies
Property, plant and equipment, useful lives	1 year
Production machinery, measuring and test equipment | Maximum
Significant accounting policies
Property, plant and equipment, useful lives	5 years
Other machinery and equipment | Minimum
Significant accounting policies
Property, plant and equipment, useful lives	3 years
Other machinery and equipment | Maximum
Significant accounting policies
Property, plant and equipment, useful lives	10 years
Buildings | Minimum
Significant accounting policies
Lessee lease contract term	3 years
Buildings | Maximum
Significant accounting policies
Lessee lease contract term	10 years
Other | Minimum
Significant accounting policies
Lessee lease contract term	3 years
Other | Maximum
Significant accounting policies
Lessee lease contract term	5 years